Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization [Roll Forward]
Net book value at beginning of period	$ 57,796,320
Net book value at end of period	57,885,907
Flight Equipment Held For Operating Leases, Net
Property, Plant, and Equipment, before Accumulated Depreciation, Depletion, and Amortization [Roll Forward]
Net book value at beginning of period	57,796,320	$ 58,575,672
Additions	2,958,474	2,227,541
Depreciation	(1,263,574)	(1,312,506)
Disposals and transfers to held for sale	(1,314,554)	(607,768)
Transfers to/from investment in finance leases, net/inventory	(276,202)	(168,354)
Impairments (Note 20)	(14,557)	(5,609)
Net book value at end of period	57,885,907	58,708,975
Accumulated depreciation and impairment as of June 30, 2026 and 2025, respectively:	$ (16,642,181)	$ (16,282,169)